Other assets-Other / Other liabilities - Schedule of Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 63,230	¥ 106,359
Accumulated amortization	(30,367)	(36,775)
Net carrying amount	32,863	69,584
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	62,586	88,733
Accumulated amortization	(30,187)	(34,947)
Net carrying amount	32,399	53,786
Lease agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		16,500
Accumulated amortization		(1,445)
Net carrying amount		15,055
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	644	1,126
Accumulated amortization	(180)	(383)
Net carrying amount	¥ 464	¥ 743